Commitments (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Payments for rent	$ 13,060	$ 16,961
License expense	$ 56	$ 2,436	$ 133	$ 10,646